Investment Portfolio - September 30, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 48.7%

Non-Convertible Corporate Bonds- 48.7%
Communication Services - 6.6%
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc., 4.272%, 1/15/2036	5,140,000	$6,028,640
Interactive Media & Services - 3.6%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,770,000	7,407,392
Total Communication Services		13,436,032

Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 1.0%
Expedia Group, Inc., 4.625%, 8/1/2027	1,700,000	1,926,669
Internet & Direct Marketing Retail - 1.9%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	3,620,000	3,934,281
Total Consumer Discretionary		5,860,950

Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	4,970,000	5,007,437
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,315,000	4,502,496
Energy Transfer LP, 6.50%, 2/1/2042	3,920,000	5,084,153
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,430,000	4,853,370
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	990,000	1,164,689
The Williams Companies, Inc., 2.60%, 3/15/2031	3,810,000	3,857,245
Total Energy		24,469,390

Financials - 8.6%
Banks - 5.7%
Bank of America Corp., 6.11%, 1/29/2037	2,320,000	3,131,823
Citigroup, Inc., 4.45%, 9/29/2027	2,940,000	3,342,484
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	4,840,000	5,026,989
		11,501,296
Capital Markets - 1.9%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,880,000	1,918,473
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,890,000	1,994,429
		3,912,902

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 1.0%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	2,030,000	$2,021,803
Total Financials		17,436,001

Health Care - 1.1%
Health Care Providers & Services - 1.1%
HCA, Inc., 4.125%, 6/15/2029	2,080,000	2,325,602

Industrials - 10.7%
Airlines - 2.0%
Southwest Airlines Co., 5.125%, 6/15/2027	3,490,000	4,079,502
Industrial Conglomerates - 1.5%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.446%[3,4]	3,010,000	2,948,687
Road & Rail - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,640,000	1,869,600
Trading Companies & Distributors - 6.3%
Air Lease Corp., 3.625%, 4/1/2027	1,760,000	1,892,175
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,780,000	1,891,370
Avolon Holdings Funding Ltd.
(Ireland), 2.75%, 2/21/2028[2]	9,070,000	9,039,210
		12,822,755
Total Industrials		21,720,544

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,900,000	1,943,547

Real Estate - 5.9%
Equity Real Estate Investment Trusts (REITS) - 5.9%
American Tower Corp., 3.80%, 8/15/2029	5,480,000	6,071,142
Crown Castle International Corp., 3.80%, 2/15/2028	3,120,000	3,428,381
3.10%, 11/15/2029	1,105,000	1,159,996
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,400,000	1,425,701

Total Real Estate		12,085,220

TOTAL CORPORATE BONDS
(Identified Cost $96,652,476)		99,277,286

ASSET-BACKED SECURITIES - 28.6%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[2]	1,425,000	1,421,712

Investment Portfolio - September 30, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

BRSP Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.150%), 1.237%, 8/19/2038[2,5]	1,400,000	$1,400,000
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,382,879	1,388,613
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	703,303	703,128
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,229,651	2,261,677
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	944,435	946,483
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,695,386	1,670,870
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	1,036,873	1,053,104
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,600,000	1,614,056
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	800,000	802,186
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	1,001,035
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,297,032
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	807,755	804,424
GoldentTree Loan Management U.S.
CLO 1 Ltd., Series 2021-9A, Class A, (Cayman Islands) (3 mo. LIBOR US + 1.070%), 1.204%, 1/20/2033[2,5]	2,000,000	2,000,554
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,130,035	1,147,500
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/2027[2]	950,000	955,199
Invitation Homes Trust, Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.934%, 12/17/2036[2,5]	595,629	595,723
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 1.384%, 2/15/2039[2,5]	1,500,000	1,500,275
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.136%, 12/27/2066[2,5]	2,064,408	2,096,797
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	1,031,708	1,042,101
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	690,031	688,956
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.786%, 2/25/2045[2,5]	1,110,163	1,105,507

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class A, (Cayman Islands) (3 mo. LIBOR US + 1.060%), 1.186%, 4/16/2033[2,5]	800,000	$802,321
Series 2021-40A, Class B, (Cayman Islands) (3 mo. LIBOR US + 1.400%), 1.526%, 4/16/2033[2,5]	1,400,000	1,401,079
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,316,847	1,354,178
PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 1.236%, 9/25/2065[2,5]	766,578	780,955
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	500,000	507,688
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,870,360	1,871,325
SLM Student Loan Trust, Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 1.286%, 10/25/2034[5]	880,000	894,203
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 0.736%, 6/25/2055[5]	1,706,480	1,724,307
SMB Private Education Loan Trust, Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 1.834%, 5/17/2032[2,5]	1,830,000	1,850,294
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,436,344	1,468,896
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	307,459	317,322
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 0.834%, 10/15/2035[2,5]	1,392,476	1,397,645
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	1,076,196	1,100,657
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	292,636	299,999
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,047,675
Store Master Funding I-VII, Series 2018-1A, Class A1, 3.96%, 10/20/2048[2]	1,424,266	1,469,607
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[2]	1,811,333	1,782,583
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	2,500,000	2,532,756
Tricon American Homes, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,212,952	1,233,532

Investment Portfolio - September 30, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes, (continued) Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,397,661	$1,397,418
Trinitas CLO XVII Ltd., Series 2021-17A, Class B1, (Cayman Islands) (3 mo. LIBOR US + 1.700%), 1.813%, 10/20/2034[2,5]	1,550,000	1,550,164
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,412,313	1,398,764
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,744,192
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	775,000	807,713

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $57,706,281)		58,232,205

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.6%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	1,000,000	977,969
Credit Suisse Mortgage Capital Certificates, Series 2012-CIM3, Class A1, 2.50%, 11/25/2042[2,6]	348,570	353,462
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	353,627	357,617
Fannie Mae REMICS, Series 2021-69, Class WJ, 1.50%, 10/25/2050	770,000	770,000
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	1,119,112
Series K106, Class X1 (IO), 1.477%, 1/25/2030[6]	15,965,565	1,582,063
FREMF Mortgage Trust,
Series 2015-K43, Class B, 3.859%, 2/25/2048[2,6]	400,000	430,626
Series 2015-K720, Class B, 3.509%, 7/25/2022[2,6]	2,500,000	2,547,614
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo.
LIBOR US + 0.800%), 0.884%, 2/15/2038[2,5]	1,900,000	1,901,915
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.084%, 10/15/2036[2,5]	1,500,000	1,498,174
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	447,045	454,222
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	1,037,712	1,060,210

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp.
Trust, (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	690,375	$704,911
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	800,000	817,500
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	2,088,094
JPMDB Commercial Mortgage
Securities Trust, Series 2017-C5, Class A5, 3.694%, 3/15/2050	1,496,000	1,640,294
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	1,032,257
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	528,553
Series 2018-H3, Class A5, 4.177%, 7/15/2051	1,000,000	1,131,816
Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	1,021,189
NewRez Warehouse Securitization
Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 0.836%, 5/25/2055[2,5]	2,000,000	2,002,127
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	845,333	851,970
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,589,130	1,619,112
Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	655,029	658,447
UBS Commercial Mortgage Trust,
Series 2017-C7, Class A4, 3.679%, 12/15/2050	1,000,000	1,102,533
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	1,500,000	1,629,754
Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	1,091,531
Series 2021-SAVE, Class A, (1 mo. LIBOR US + 1.150%), 1.234%, 2/15/2040[2,5]	909,022	914,100

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $31,341,892)		31,887,172

MUNICIPAL BONDS - 2.8%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	2,208,326

Investment Portfolio - September 30, 2021

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	985,000	$1,010,433
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,397,046
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	1,000,210

TOTAL MUNICIPAL BONDS
(Identified Cost $5,688,726)		5,616,015

U.S. TREASURY SECURITIES - 2.0%

U.S. Treasury Notes - 2.0%
U.S. Treasury Note, 2.125%, 5/15/2025 (Identified Cost $4,118,901)	3,900,000	4,097,742

U.S. GOVERNMENT AGENCIES - 0.7%

Mortgage-Backed Securities - 0.7%
Freddie Mac, Pool #RB5108, UMBS, 2.00%, 4/1/2041 (Identified Cost $1,389,624)	1,350,443	1,370,868

SHORT-TERM INVESTMENT - 1.7%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[7]
(Identified Cost $3,365,522)	3,365,522	3,365,522

TOTAL INVESTMENTS - 100.1%
(Identified Cost $200,263,422)		203,846,810
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(118,011)
NET ASSETS - 100%		$203,728,799

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

Investment Portfolio - September 30, 2021

(unaudited)

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $101,596,406, which represented 49.9% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2021.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2021.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2021.

7Rate shown is the current yield as of September 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$5,468,610	$—	$5,468,610	$—
States and political subdivisions (municipals)	5,616,015	—	5,616,015	—
Corporate debt:
Communication Services	13,436,032	—	13,436,032	—
Consumer Discretionary	5,860,950	—	5,860,950	—
Energy	24,469,390	—	24,469,390	—
Financials	17,436,001	—	17,436,001	—
Health Care	2,325,602	—	2,325,602	—
Industrials	21,720,544	—	21,720,544	—
Materials	1,943,547	—	1,943,547	—
Real Estate	12,085,220	—	12,085,220	—
Asset-backed securities	58,232,205	—	58,232,205	—
Commercial mortgage-backed securities	31,887,172	—	31,887,172	—
Short-Term Investment	3,365,522	3,365,522	—	—
Total assets	$203,846,810	$3,365,522	$200,481,288	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or September 30, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.